Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

Fiscal 2012	First	Second	Third	Fourth
Net sales	$1,198.1	$1,101.8	$1,124.1	$1,143.2
Gross profit	564.5	517.2	528.8	527.4
Net earnings	143.8	77.9	70.2	117.0
Earnings per share:
Basic	$2.17	$1.19	$1.08	$1.86
Diluted	$2.15	$1.17	$1.06	$1.84

Items increasing/(decreasing) net earnings:
ASR integration/transaction costs	(0.9)	(1.5)	(1.5)	(1.4)
Other realignment/integration costs	—	(0.2)	(0.2)	(4.5)
Early termination of interest rate swap	—	—	(1.1)	—
Household Products restructuring	7.6	(1.2)	(0.4)	(0.3)
Litigation provision	—	—	(8.5)	8.5
Adjustments to valuation allowances and prior years tax accruals	—	—	4.2	2.8

Fiscal 2011	First	Second	Third	Fourth
Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0
Net earnings	110.4	39.1	65.9	45.8
Earnings per share:
Basic	$1.56	$0.56	$0.95	$0.67
Diluted	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Adjustments to valuation allowances and prior years tax accruals	—	—	1.1	(10.8)